GOODWILL AND INTANGIBLES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2.7	$ 2.4	$ 3.5
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life, finite-lived intangible assets	3 years
Minimum | Customer relationships and computer software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life, finite-lived intangible assets	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life, finite-lived intangible assets	10 years
Maximum | Customer relationships and computer software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life, finite-lived intangible assets	10 years
Wage Day and Cash Money trade name
Indefinite-lived Intangible Assets [Line Items]
Carrying value of indefinite-lived intangible asset	$ 21.3